Taxes (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Taxes
Current income tax provision	$ 4,141	$ 221,506
Deferred income tax provision	0	(28,399)
Income tax provision	$ 4,141	$ 193,107